EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital [Table Text Block]
	June 30, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Common Shares without par value	Unlimited	13,389,551	Unlimited	7,569,526

Disclosure of changes in issued and outstanding share capital [Table Text Block]

Number of shares

Balance as of January 1, 2023	7,569,526

Issuance of Common Shares pursuant to private placement offering	5,277,119
Issuance of Common Shares pursuant to debt settlement	492,492
Issuance of Common Shares pursuant to vested RSUs	50,414

Balance as of June 30, 2023	13,389,551

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Six months ended June 30, 2023
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the period	519,170	$37.61

Options granted during the period	3,000	1.10
Options forfeited during the period	(45,568)	(55.02)

Options outstanding at the end of the period	476,602	$35.72

Options exercisable at the end of the period	400,174	$38.90